Commitments and Contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Vessels and newbuildings	$ 838.4	$ 853.0
Machinery and Equipment
Other Commitments [Line Items]
Vessels and newbuildings	838.4	853.0
Asset pledged
Other Commitments [Line Items]
Vessels and newbuildings	838.4	853.0
Asset pledged | Machinery and Equipment
Other Commitments [Line Items]
Vessels and newbuildings	$ 838.4	$ 853.0